EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Disclosure Of Earning Per shares [Abstract]
Disclosure Of Earnings Per Share Explanatory [Text Block]
29	EARNINGS PER SHARE

The net earnings per ordinary share were determined based on the net income attributable to equity holders of the Group as follows:

	2018	2017	2016

Net income attributable to equity holders of Credicorp (in thousands of Soles)	3,983,865	4,091,753	3,514,582

Number of stock
Ordinary stock, Note 17(a)	94,382,317	94,382,317	94,382,317
Less – opening balance of treasury stock	(14,902,008)	(14,915,537)	(14,903,833)
(Acquisition) sale of treasury stock, net	(3,015)	3,088	(8,778)
Weighted average number of ordinary shares for basic earnings	79,477,294	79,469,868	79,469,706
Plus - dilution effect - stock awards	209,128	220,296	143,903
Weighted average number of ordinary shares adjusted for the effect of dilution	79,686,422	79,690,164	79,613,609

Basic earnings per share (in Soles)	50.13	51.49	44.23
Diluted earnings per share (in Soles)	49.99	51.35	44.15